Average Annual Total Returns - Invesco RAFI Strategic US Small Company ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Invesco Strategic US Small Company Index (reflects no deduction for fees, expenses or taxes) 1 Year	Invesco Strategic US Small Company Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 12, 2018	25.19%	0.64%	24.86%	0.34%	15.08%	0.44%	25.53%	0.84%	25.52%	(0.65%)